PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	March 31,	March 31,
	2024	2023
Electric equipment	$46,264	$46,393
Machinery and equipment	1,103,319	1,114,242
Office furniture	51,213	53,854
Motor vehicles	250,933	263,871
Leasehold improvement	269,238	283,119
Subtotal	1,720,967	1,761,479
Less: accumulated depreciation	(1,121,136)	(784,359)
Property and equipment, net	$599,831	$977,120

Depreciation expense was $387,779, $379,947 and $295,040 for the years ended March 31, 2024, 2023 and 2022, respectively.

Machinery and Equipment records the equipment on operating lease, and the accumulated depreciation were as follows:

	March 31,	March 31,
	2024	2023
Equipment on operating lease	$1,103,319	$1,114,242
Less: accumulated depreciation	(738,769)	(499,005)
Equipment on operating lease, net	$364,550	$615,237